STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 3.1%
Dana	69,880		1,019,549
Gentex	152,180		3,250,565
			4,270,114
Banks - 7.9%
Cathay General Bancorp	73,180		2,461,775
Comerica	36,080		2,483,026
East West Bancorp	57,860		2,471,779
Popular	50,740		2,649,135
TCF Financial	50,680		965,961
			11,031,676
Capital Goods - 11.2%
Allison Transmission Holdings	62,390		2,582,322
Curtiss-Wright	23,100		2,575,419
EMCOR Group	33,020		2,660,091
EnerSys	2,510		141,137
ITT	8,860		510,513
Kennametal	5,870		180,503
Pentair	62,590		2,179,384
Spirit AeroSystems Holdings, Cl. A	2,175		176,262
Teledyne Technologies	2,050	[a]	483,390
Timken	49,330		2,171,013
Toro	29,540		1,924,826
			15,584,860
Commercial & Professional Services - 1.0%
Deluxe	2,710		100,812
HNI	17,550		581,958
Insperity	6,530		743,767
			1,426,537
Consumer Durables & Apparel - 3.7%
Deckers Outdoor	21,350	[a]	3,247,335
Under Armour, Cl. A	32,330	[a]	737,124
Under Armour, Cl. C	59,960	[a,b]	1,212,991
			5,197,450
Consumer Services - 1.9%
International Speedway, Cl. A	12,780		572,033
Jack in the Box	10,260		853,632
Weight Watchers International	26,140	[a]	451,961
Wendy's	45,470	[b]	836,193
			2,713,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Diversified Financials - 3.2%
Discover Financial Services	4,550		339,202
Evercore, Cl. A	15,130		1,168,490
Federated Investors, Cl. B	43,870		1,339,351
OneMain Holdings	36,390		1,086,969
SEI Investments	11,835		594,709
			4,528,721
Energy - 1.7%
Cabot Oil & Gas	93,730		2,345,125
Food, Beverage & Tobacco - .6%
Ingredion	10,840		825,574
Health Care Equipment & Services - 2.9%
Amedisys	1,380	[a]	154,988
Haemonetics	30,020	[a]	2,911,640
Masimo	7,310	[a]	955,709
			4,022,337
Household & Personal Products - 1.1%
Edgewell Personal Care	54,710	[a]	1,561,423
Insurance - 5.7%
Brown & Brown	84,430		2,665,455
Kemper	19,900		1,651,501
Primerica	27,045		3,106,389
Torchmark	6,630		566,931
			7,990,276
Materials - 5.3%
Allegheny Technologies	110,410	[a,b]	2,363,878
Chemours	18,490		389,954
Domtar	59,040		2,482,632
Greif, Cl. A	26,760		948,374
Owens-Illinois	72,900		1,166,400
			7,351,238
Media & Entertainment - 4.2%
AMC Networks, Cl. A	47,200	[a,b]	2,490,744
John Wiley & Sons, Cl. A	30,550		1,276,379
TEGNA	62,730		949,732
TripAdvisor	28,880	[a]	1,220,758
			5,937,613
Pharmaceuticals Biotechnology & Life Sciences - 9.5%
Bio-Rad Laboratories, Cl. A	5,750	[a]	1,649,847
Bruker	23,550		983,683
Charles River Laboratories International	14,500	[a]	1,819,025
Exelixis	152,120	[a]	2,980,031
Mettler-Toledo International	285	[a]	206,081
PRA Health Sciences	5,120	[a]	444,058

United Therapeutics	16,910	[a]	1,419,933

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.5% (continued)
Waters	5,990	[a]	1,202,253
Zoetis	24,820		2,508,061
			13,212,972
Real Estate - 8.0%
First Industrial Realty Trust	93,730	[c]	3,253,368
Highwoods Properties	5,460	[c]	239,476
Lamar Advertising, Cl. A	42,885	[c]	3,354,036
Medical Properties Trust	44,230	[c]	786,409
Piedmont Office Realty Trust, Cl. A	22,440	[b,c]	456,205
Weingarten Realty Investors	110,795	[c]	3,124,419
			11,213,913
Retailing - 4.5%
American Eagle Outfitters	111,540		1,940,796
Bed Bath & Beyond	20,500	[b]	260,145
Best Buy	2,750		172,343
Dick's Sporting Goods	79,280	[b]	2,735,953
Murphy USA	5,160	[a]	414,142
Signet Jewelers	13,810	[b]	260,457
Urban Outfitters	21,100	[a]	474,117
			6,257,953
Semiconductors & Semiconductor Equipment - 1.3%
ON Semiconductor	12,620	[a]	224,131
Semtech	25,920	[a]	1,032,394
Silicon Laboratories	2,940	[a]	275,096
Xilinx	2,870		293,630
			1,825,251
Software & Services - 10.9%
CACI International, Cl. A	14,390	[a]	2,928,653
CDK Global	58,010		2,807,684
Citrix Systems	6,240		587,309
CoreLogic	4,280	[a]	167,733
Fair Isaac	3,290	[a]	973,511
j2 Global	18,150	[b]	1,529,863
Manhattan Associates	46,380	[a,b]	3,036,499
Maximus	43,990		3,134,287
			15,165,539
Technology Hardware & Equipment - 3.9%
F5 Networks	6,450	[a]	851,916
Tech Data	2,200	[a]	199,430
Xerox	41,440		1,268,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Zebra Technologies, Cl. A		18,080	[a]	3,099,635
				5,419,459

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Transportation - 2.9%
Old Dominion Freight Line		3,920		519,165
Schneider National, Cl. B		85,820		1,441,776
United Continental Holdings		22,460	[a]	1,744,019
Werner Enterprises		10,250		285,770
				3,990,730
Utilities - 5.2%
IDACORP		10,160		1,018,743
MDU Resources Group		50,060		1,235,481
NRG Energy		70,250		2,391,310
OGE Energy		62,970		2,617,033
				7,262,567
Total Common Stocks (cost $137,602,090)				139,135,147
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $393,439)	2.4	393,440	[d]	393,440

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $268,909)	2.4	268,909	[d]	268,909
Total Investments (cost $138,264,438)		100.2%		139,797,496
Liabilities, Less Cash and Receivables		(.2%)		(320,006)
Net Assets		100.0%		139,477,490

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $12,923,307 and the value of the collateral held by the fund was $13,306,656, consisting of cash collateral of $268,909 and U.S. Government & Agency securities valued at $13,037,747.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	139,135,147	-	-	139,135,147
Investment Companies	662,349	-	-	662,349

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2019, accumulated net unrealized appreciation on investments was $1,533,058, consisting of $15,412,994 gross unrealized appreciation and $13,879,936 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.